Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 10 – INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	December 31, 2018	December 31, 2017
Land use rights	$7,705,939	$8,145,824
Software	31,730	33,541
Total	7,737,669	8,179,365
Less: accumulated amortization	(896,156)	(777,815)
Intangible assets, net	$6,841,513	$7,401,550

As of December 31, 2018, land use rights of 26,695 square meters with a carrying value of approximately $0.4 million was pledged to the bank as collateral for the Company’s short-term bank loan (see Note 11).

As of December 31, 2018 and 2017, land use rights of 306,000 square meters with a carrying value of approximately $4.9 million and $5.3 million, respectively, was pledged to the bank as collateral for the Company’s long-term bank loan (see Note 12).

Amortization expense was $166,850, $163,154 and $175,784 for the years ended December 31, 2018, 2017 and 2016, respectively.

Estimated future amortization expense is as follows:

Twelve months ending December 31,	Amortization expense
2019	160,222
2020	160,205
2021	160,205
2022	160,205
2023 and Thereafter	6,200,676
$6,841,513